(Columbia International Bond Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia International Bond Fund)	Class A Shares		Class C Shares		Class I Shares	Class W Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		none		none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	1.00%	[2]	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia International Bond Fund)		Class A Shares	Class C Shares	Class I Shares	Class W Shares	Class Z Shares
Management fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.25%	none
Other expenses	[1]	0.65%	0.65%	0.48%	0.65%	0.65%
Total annual Fund operating expenses		1.55%	2.30%	1.13%	1.55%	1.30%
Fee waivers and/or reimbursements	[2]	(0.46%)	(0.46%)	(0.39%)	(0.46%)	(0.46%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.09%	1.84%	0.74%	1.09%	0.84%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.09% for Class A, 1.84% for Class C, 0.74% for Class I, 1.09% for Class W, and 0.84% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class W or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 28, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia International Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	581	898	1,238	2,196
Class C Shares	287	674	1,188	2,600
Class I Shares	76	320	585	1,340
Class W Shares	111	444	801	1,806
Class Z Shares	86	367	669	1,527

Expense Example, No Redemption (Columbia International Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares	187	674	1,188	2,600

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from May 31 to October 31. For the fiscal period from June 1, 2012 to October 31, 2012, the Fund's portfolio turnover rate was 5% of the average value of its portfolio and for the prior fiscal year ended May 31, 2012, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed-income securities of foreign (non-U.S.) issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities.

The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. Securities may be denominated in foreign (non-U.S. dollar) currencies, baskets of foreign currencies or the U.S. dollar.

The Fund's dollar-weighted average maturity and duration will vary, based on the forecast for interest rates, in various countries. Duration measures the sensitivity of fixed-income security prices to changes in interest rates. The longer the duration of a fixed-income security, the more sensitive that security will be to changes in interest rates. For example, a bond with a three-year duration is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. The Fund does not have a duration target.

Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in investment-grade government or corporate debt obligations, including money market instruments, of issuers located in at least three foreign countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by investing in below investment-grade fixed-income securities (commonly referred to as "high yield securities" or "junk bonds").

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund's investments.

The Fund also may invest in private placements.

In addition, the Fund may use futures (including index and currency futures) in an effort to produce incremental earnings, to hedge existing positions, to increase market or credit exposure, to increase investment flexibility (including using the derivative as a substitute for the purchase or sale of an underlying security, currency, commodity or other instrument).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Currency Risk – Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Rule 144A Securities Risk — The Fund may invest in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) that are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Derivatives Risk — Futures Contracts – The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Derivatives Risk – Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk — Options – The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Derivatives Risk — Swap Agreements — The Fund may enter into swap agreements, for, among other reasons, to seek to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that a counterparty becomes bankrupt or otherwise fails to perform its obligations, may be difficult to value and may not be possible for the Fund to liquidate at an advantageous time or price, which may result in significant losses.

  Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class A share performance (without sales charges) is shown in the bar chart because Class A shares have been outstanding as long as any other share class of the Fund. The inception date for the Fund's Class I shares is September 27, 2010; and the inception date for the Fund's Class W shares is June 18, 2012. The returns shown for each of these classes of shares include the returns for the Fund's Class A shares (without sales charges) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares would have annual returns substantially similar to those of Class A shares, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for Class I and Class W shares have not been adjusted to reflect any differences in expenses between such shares and Class A shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2010:   10.26%

Worst:   1st quarter 2009:   -4.88%

Average Annual Total Return as of December 31, 2012

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Citigroup Non-U.S. Dollar World Government Bond (All Maturities) Index (the Citigroup Non-U.S. WGBI or the Primary Benchmark). The Citigroup Non-U.S. WGBI is calculated on a market-weighted basis and includes investment-grade, fixed-rate bonds, issued by governments outside of the United States (currently, 21 countries), with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million.

The table also compares the Fund's returns to a secondary benchmark, which is a weighted custom composite, established by the Investment Manager (the Blended Benchmark). The Blended Benchmark consists of a 60% weighting in the Citigroup World Government Bond (excluding the U.S. and Japan) Index (the Citigroup WGBI - ex U.S./Japan), a 20% weighting in the Citigroup Japan Government Bond Index (the Citigroup Japan GBI) and a 20% weighting in the JPMorgan Government Bond Index - Emerging Markets Global Diversified Composite (the JPM GBI EM - Global Diversified). The Citigroup WGBI - ex U.S./Japan has the same calculation and inclusion criteria as the Primary Benchmark, while excluding issues from the United States and also Japan. The Citigroup Japan GBI is a market-weighted index based on Yen-denominated debt instruments issued by the government of Japan. The JPM GBI - EM Global Diversified tracks total returns for emerging markets local-currency-denominated fixed income instruments. The Primary Benchmark and the components of the Blended Benchmark are each "unhedged" against non-U.S. dollar denominated currency value fluctuation.

Average Annual Total Returns (Columbia International Bond Fund)	Inception Date	1 Year	Life of Fund (December 01, 2008)
Class A Shares	Dec. 01, 2008	2.55%	5.12%
Class A Shares returns after taxes on distributions	Dec. 01, 2008	1.96%	4.25%
Class A Shares returns after taxes on distributions and sale of Fund shares	Dec. 01, 2008	1.65%	3.87%
Class C Shares	Dec. 01, 2008	5.82%	5.56%
Class I Shares	Dec. 01, 2008	7.98%	6.55%
Class W Shares	Dec. 01, 2008	7.39%	5.88%
Class Z Shares	Dec. 01, 2008	7.85%	6.63%
Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deductions for fees, expenses or taxes)	Dec. 01, 2008	1.51%	5.91%
60-20-20 Citi WGBI ex US Japan/Citi Japan GBI/JPM GBI EM GD (reflects no deductions for fees, expenses or taxes)	Dec. 01, 2008	7.93%	8.44%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.